EQUITY (Details Narrative) - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	May 30, 2025	May 11, 2017
Subsidiary, Sale of Stock [Line Items]
Warrants exchange			35,540,380
Reduction by earnings from basic	$ 0.01	$ 0.01
Reduction by earnings from diluted	$ 0.01	$ 0.01
Exchange Offer [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares			$ 0.10
Warrant converted into ordinary shares	0.09	0.09
Ordinary stock convertible percentage				10.00%
Remaining outstanding warrants	1,404,027	1,404,027
Issuance of additional ordinary shares		129,926
Exchange Offer [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exchange	34,136,353	34,136,353
Exchange Offer [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exchange	3,413,645	3,413,645
Exchange Offer [Member] | Warrant Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant converted into ordinary shares				0.09